Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000883622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2018
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018